Warrant Liability (Details) - USD ($)						1 Months Ended	6 Months Ended			12 Months Ended
	Jan. 13, 2022	Jan. 11, 2022	Jan. 11, 2022	Dec. 07, 2021	Feb. 11, 2021	Dec. 31, 2021	Jun. 30, 2022		Jun. 30, 2021	Dec. 31, 2021
Warrant Liability (Details) [Line Items]
Purchase of common shares (in Dollars)							$ 2,142,857
Exercise price	$ 2.3		$ 2.3	$ 4		$ 4	$ 4			$ 4
Warrants expire date							5 years
Received gross proceeds (in Dollars)				$ 1,000,000	$ 609,040		$ 2,575,200
Fair value of underlying warrants (in Dollars)				$ 385,190						$ 385,190
Fair value of the warrants (in Dollars)							$ 2,946,066
Share price							$ 3.93
Expected volatility							60.00%
Dividend yield percentage							0.00%		0.00%
Warrants payable (in Dollars)							$ 714,274			$ 2,176,686
Warrants (in Shares)		9,999,999
Exerciseable per share		$ 2.3
Expected volatility							46.00%
Dividend yield							0.00%
Excess of the proceeds (in Dollars)		$ 13,043					$ 975,393
Option warrant liability (in Shares)							1,304,343
Fair value loss (in Dollars)		$ 962,350	$ 962,350				$ 194,985	[1]
Top of range [member]
Warrant Liability (Details) [Line Items]
Exercise price						4
Risk free rate							(1.18%)
Bottom of range [member]
Warrant Liability (Details) [Line Items]
Exercise price						$ 2.3
Risk free rate							0.47%
Black Scholes Option Pricing Model [Member]
Warrant Liability (Details) [Line Items]
Exercise price							$ 4			$ 4
Share price							$ 3.93			$ 4.6
Expected volatility							39.00%			30.00%
Dividend yield percentage							0.00%			0.00%
Risk-free rate percentage							0.47%			1.24%
Warrants [Member]
Warrant Liability (Details) [Line Items]
Exercise price							$ 2.3
Holder exercised warrants (in Shares)				250,000		250,000				250,000
Received gross proceeds (in Dollars)										$ 1,000,000
Fair value of underlying warrants (in Dollars)							$ 1,892,857
Outstanding warrants (in Shares)				1,892,857
Warrants [Member] | Black Scholes Option Pricing Model [Member]
Warrant Liability (Details) [Line Items]
Exercise price							$ 2.3			$ 4
Share price							$ 1.25			$ 3.7
Expected volatility							65.00%			37.00%
Dividend yield percentage							0.00%
Risk-free rate percentage							2.39%			67.00%
Warrants Issued January 11, 2022 [Member] | Black Scholes Option Pricing Model [Member]
Warrant Liability (Details) [Line Items]
Share price							$ 1.09
Exercise price							$ 2.3
Expected volatility							60.00%
Dividend yield							0.00%
Risk free rate							2.98%
Common Shares [Member]
Warrant Liability (Details) [Line Items]
Holder exercised warrants (in Shares)				250,000		250,000				250,000
Overallotment [Member]
Warrant Liability (Details) [Line Items]
Warrants (in Shares)		1,304,343
Regular [Member]
Warrant Liability (Details) [Line Items]
Warrants (in Shares)		8,695,657

[1]	The fair value of the shares issued was determined by multiplying the number shares issued by the share price of the Company on March 31, 2021.